Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net loss attributable to Bitauto Holdings Limited	¥ (1,611,114)	¥ (541,345)	¥ (506,992)
Income allocation to participating securities of subsidiaries	(2,936)	0	0
Numerator for basic net loss per share	(1,614,050)	(541,345)	(506,992)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	(11,036)	0	0
Numerator for diluted net loss per share	¥ (1,625,086)	¥ (541,345)	¥ (506,992)
Denominator:
Weighted average number of shares - basic	70,154,910	65,160,205	58,142,432
Dilutive effect of potentially issuable ordinary shares	0	0	0
Weighted average number of shares - diluted	70,154,910	65,160,205	58,142,432
Net loss per ordinary share - basic	¥ (23.01)	¥ (8.31)	¥ (8.72)
Net loss per ordinary share - diluted	¥ (23.16)	¥ (8.31)	¥ (8.72)